GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL.
GOODWILL

12.                               GOODWILL

The changes in carrying amounts of goodwill for the years ended December 31, 2010 and 2011 units were as follows:

	Years ended
	December 31, 2010
	Online
	Advertising	Total

Gross amount:
Beginning balance	$8,405	$8,405
Disposal for the year	(3,566)	(3,566)
Exchange difference	206	206

Ending balance	$5,045	$5,045

Accumulated impairment loss:
Beginning balance	$(625)	$(625)

Ending balance	(625)	(625)

Goodwill, net	$4,420	$4,420

	Years ended December 31, 2011
		Online
	56.com	Advertising	Total

Gross amount:
Beginning balance	$—	$5,045	$5,045
Acquisition of Wole (Note 5)	54,161	—	54,161
Exchange difference	193	224	417

Ending balance	54,354	5,269	59,623

Accumulated impairment loss:
Beginning balance	—	(625)	(625)

Ending balance	—	(625)	(625)

Goodwill, net	$54,354	$4,644	$58,998